LEASES - Schedule Of Maturities Of Lease Liabilities With Leases (Details) ¥ in Millions	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
2020	¥ 3,236
2021	3,231
2022	3,157
2023	3,031
2024	2,921
Thereafter	18,077
Total minimum lease payments	33,653
Less: amount representing interest	(11,598)
Present value of minimum lease payments	¥ 22,055